AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Exchange Traded Funds - 38.5%
iShares Global Infrastructure ETF[1]	9,088	$429,317
iShares iBoxx High Yield Corporate Bond ETF[1,2]	50,821	4,304,539
iShares TIPS Bond ETF[1]	35,755	4,524,438
Materials Select Sector SPDR Fund[1]	5,084	429,344
SPDR FTSE International Government Inflation-Protected Bond ETF	20,602	1,101,177
VanEck Vectors Gold Miners ETF	14,175	428,510
VanEck Vectors Natural Resource ETF	9,242	448,579
Vanguard Global ex-U.S. Real Estate ETF[1]	2,698	142,616
Vanguard Real Estate ETF[1,2]	12,322	1,309,089

Total Exchange Traded Funds (Cost $12,407,210)		13,117,609

	Notes
Exchange Traded Notes - 10.3%
Barclays PLC, iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*	40,983	1,295,883
Deutsche Bank AG, DB Gold Double Long ETN, 02/15/38*	19,414	737,478
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*	197,050	1,490,683

Total Exchange Traded Notes (Cost $2,287,029)		3,524,044

Purchased Options - 0.8%

(See Open Exchange Traded Purchased Options schedule) (Cost $346,818)	263,554

	Principal Amount	Value
Short-Term Investments - 34.2%
Joint Repurchase Agreements - 0.3%[3]
HSBC Securities USA, Inc., dated 01/31/22, due 02/01/22, 0.050% total to be received $94,697 (collateralized by various U.S. Treasuries, 0.219% - 3.750%, 07/31/23 - 11/15/43, totaling $96,591)	$94,697	$94,697
U.S. Government Obligations - 23.5%
U.S. Treasury Bills, 0.040%, 03/24/22[4,5]	3,000,000	2,999,671
U.S. Treasury Bills, 0.060%, 04/21/22[4,5]	2,500,000	2,499,088
U.S. Treasury Bills, 0.160%, 05/19/22[5]	2,500,000	2,498,010

Total U.S. Government Obligations		7,996,769

	Shares
Other Investment Companies - 10.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[6]	2,347,285	2,347,285
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[6]	1,209,207	1,209,207

Total Other Investment Companies		3,556,492

Total Short-Term Investments (Cost $11,649,511)		11,647,958
Total Investments - 83.8% (Cost $26,690,568)		28,553,165
Derivatives - (3.1)%[7]		(1,071,023)
Other Assets, less Liabilities - 19.3%		6,598,324
Net Assets - 100.0%		$34,080,466

*	Non-income producing security.
[1]	Some of these securities, amounting to $6,235,457 or 18.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Some or all of these securities were held as collateral for written options as of January 31, 2022, amounting to $4,832,354 or 14.2% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at January 31, 2022, amounted to $2,799,438, or 8.2% of net assets.
[5]	Represents yield to maturity at January 31, 2022.
[6]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[7]	Includes Exchange Traded Written Options and Futures Contracts. Please refer to the Open Exchange Traded Written Options and Open Futures Contracts tables for the details.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
SPDR	Standard & Poor's Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
Open Exchange Traded Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	3,775	03/18/22	36	$1,359,000	$29,618	$18,726
EURO STOXX 50 (Put)	3,850	04/14/22	26	1,001,000	23,457	24,682
EURO STOXX 50 (Put)	4,025	02/18/22	17	684,250	12,334	9,186
S&P 500 Index (Put)	4,040	04/14/22	14	5,656,000	111,982	84,980
S&P 500 Index (Put)	4,260	03/18/22	15	6,390,000	132,338	99,030
S&P 500 Index (Put)	4,370	02/18/22	5	2,185,000	37,089	26,950
				Total	$346,818	$263,554
Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	4,525	04/14/22	26	$1,176,500	$8,258	$(4,411)
EURO STOXX 50 (Call)	4,525	03/18/22	36	1,629,000	8,481	(2,062)
EURO STOXX 50 (Call)	4,650	02/18/22	17	790,500	3,692	(57)
EURO STOXX 50 (Put)	3,600	03/18/22	36	1,296,000	20,840	(11,729)
EURO STOXX 50 (Put)	3,650	04/14/22	26	949,000	15,456	(15,890)
EURO STOXX 50 (Put)	3,850	02/18/22	17	654,500	8,387	(4,011)
S&P 500 Index (Call)	4,860	04/14/22	14	6,804,000	28,773	(27,720)
S&P 500 Index (Call)	4,980	03/18/22	15	7,470,000	40,541	(5,250)
S&P 500 Index (Call)	5,025	02/18/22	5	2,512,500	10,502	(75)
S&P 500 Index (Put)	3,900	04/14/22	14	5,460,000	85,388	(61,670)
S&P 500 Index (Put)	4,060	03/18/22	15	6,090,000	91,313	(61,545)
S&P 500 Index (Put)	4,200	02/18/22	5	2,100,000	26,774	(10,100)
				Total	$348,405	$(204,520)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
ASX SPI 200 Index	AUD	9	Long	03/17/22	$1,092,604	$(66,844)
Australia 10-Year Bond	AUD	37	Long	03/15/22	3,584,462	(62,660)
Canadian 10-Year Bond	CAD	33	Long	03/22/22	3,611,139	9,534
EURO STOXX 50	EUR	64	Long	03/18/22	2,978,850	(20,218)
EURO-BUXL 30-Year Bond	EUR	13	Long	03/08/22	2,969,166	(216,707)
FTSE 100 Index	GBP	7	Long	03/18/22	696,329	17,454
MINI HSI Index	HKD	17	Long	02/25/22	520,266	(6,869)
MINI TPX Index	JPY	48	Long	03/10/22	791,867	(21,046)
MSCI Emerging Markets Index	USD	41	Long	03/18/22	2,510,840	(30,640)
Russell 2000® Mini Index	USD	30	Long	03/18/22	3,036,600	(311,280)
S&P 500 E-Mini Index	USD	43	Long	03/18/22	968,414	(17,085)

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P/TSX 60 Index	CAD	5	Long	03/17/22	$1,004,523	$13,953
U.K. 10-Year Gilt	GBP	27	Long	03/29/22	4,428,648	(95,958)
US LONG BOND(CBT)	USD	23	Long	03/22/22	3,579,375	(58,137)
					Total	$(866,503)

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$13,117,609	—	—	$13,117,609
Exchange Traded Notes†	3,524,044	—	—	3,524,044
Purchased Options
Equity Contracts	178,574	$84,980	—	263,554
Short-Term Investments
Joint Repurchase Agreements	—	94,697	—	94,697
U.S. Government Obligations	—	7,996,769	—	7,996,769
Other Investment Companies	3,556,492	—	—	3,556,492
Total Investments in Securities	$20,376,719	$8,176,446	—	$28,553,165
Financial Derivative Instruments - Assets
Equity Futures Contracts	$31,407	—	—	$31,407
Interest Rate Futures Contracts	9,534	—	—	9,534
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	(473,982)	—	—	(473,982)
Equity Written Options	(171,475)	$(33,045)	—	(204,520)
Interest Rate Futures Contracts	(433,462)	—	—	(433,462)
Total Financial Derivative Instruments	$(1,037,978)	$(33,045)	—	$(1,071,023)

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,235,457	$94,697	$6,304,773	$6,399,470
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-3.875%	02/28/22 - 11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.